Employee compensation and benefits - Movement on HSBC share awards (Details) - Restricted share awards shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards outstanding period start (in shares)	21,828	24,367	24,578,000
Additions during the year (in shares)	11,651	15,479	16,823,000
Released in the year (in shares)	(12,279)	(16,690)	(16,024,000)
Forfeited in the year (in shares)	(746)	(1,328)	(1,010,000)
Share awards outstanding period end (in shares)	20,454	21,828	24,367
Weighted average fair value of awards granted (in GBP per share) | £ / shares	£ 4.96	£ 4.49	£ 5.58